THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

FIFTH THIRD FUNDS

Supplement Dated October 3, 2011 to the
Prospectus for the

Class A, Class B, Class C, Institutional Class, Select Class, Preferred Class and Trust Class Shares
Dated November 26, 2010

Changes in Portfolio Managers for Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund and Fifth Third All Cap Value Fund

Effective immediately, the paragraph under the heading “Fifth Third Micro Cap Value Fund-Summary-Management-Portfolio Manager” on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Eric J. Holmes, CFA, FTAM Director of Small Cap Value and Micro Cap Value Strategies, Portfolio Manager of the Fund since April 2005.

The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA and Michael Barr, CFA. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

Effective immediately, the paragraph under the heading “Fifth Third Small Cap Value Fund-Summary-Management-Portfolio Manager” on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Eric J. Holmes, CFA, FTAM Director of Small Cap Value and Micro Cap Value Strategies, Portfolio Manager of the Fund since September 2011.

The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has served the Fund since February 2007; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

Effective immediately, the second paragraph under the heading “Fifth Third All Cap Value Fund-Summary-Management-Portfolio Manager” on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the large and mid capitalization portion of the Fund by Mary Jane Matts, CFA; Scott G. Richter, CFA; and Ted Y. Moore, CFA.

Ms. Matts has assisted in managing the Fund since July 2005; Mr. Richter assisted in managing the Fund since January 2007; and Mr. Moore has assisted in managing the Fund since June 2008. Mr. Klein is assisted in managing the small, mid, and micro capitalization portion of the Fund by Eric J. Holmes, CFA; Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has assisted in managing the Fund since February 2003; Mr. Nedbalski has assisted in managing the Fund since January 2010; and Mr. Barr has assisted in managing the Fund since September 2011.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-All Cap Value Fund” on page 103 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the Fund by Eric J. Holmes, Mary Jane Matts, Ted Moore, Scott G. Richter, Craig P. Nedbalski and Michael Barr. Mr. Klein has been the Fund’s portfolio manager since January 2003, and has served the Fund since September 1997; Mr. Holmes has served the Fund since February 2003; Ms. Matts has served the Fund since July 2005; Mr. Moore has served the Fund since August 2006; Mr. Richter has served the Fund since January 2007; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-Micro Cap Value Fund” on page 104 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig Nedbalski and Michael Barr. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

Effective immediately, the paragraph under the heading “Fund Management-Portfolio Managers-Small Cap Value Fund” on page 104 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski and Michael Barr. Mr. Holmes has been the Fund’s portfolio manager since September 2011 and has served the Fund since February 2007; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

Effective immediately, the following paragraph under the heading “Fund Management-Biographies of Portfolio Managers” beginning on page 106 of the Prospectus is hereby supplemented with the following:

Michael Barr is a Portfolio Manager for Small/Micro Cap Value Strategies and All Cap Value Strategies for FTAM. He joined FTAM in 2011 and has 24 years of investment experience. Prior to joining FTAM, Mr. Barr was with Victory Capital Management where he was an Equity Analyst, providing stock research and analysis with a focus on healthcare, consumer staples, cyclicals, and basic industries. He graduated from the University of Missouri with a B.S.B.A. in Finance. He is a CFA charterholder.

Fifth Third Short Term Bond Fund

Effective September 2, 2011, the paragraphs under the section entitled “Fifth Third Short Term Bond Fund-Summary-Portfolio Managers” on page 78 of the Prospectus were deleted in their entirety and replaced with the following:

John P. Hoeting, CFA, FTAM Director of Liquidity Management, Lead Portfolio Manager of the Fund since July 2011

David L. Withrow, CFA, FTAM Director of Taxable Fixed Income, Portfolio Manager of the Fund since May 2002

Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since November 1996.

The Fifth Third Short Term Bond Fund is managed by a team of investment professionals. John Hoeting, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, and Mitch Stapley, CFA, are portfolio managers, and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Hoeting, Withrow and Stapley are assisted in managing the Fund by John Cassady, CFA; Jason Schwartz, CFA; and Michael Kemer. Mr. Withrow has served the Fund since May 2002; Mr. Stapley has served the Fund since November 1996; Mr. Hoeting has served the Fund since April 2004; Mr. Cassady and Mr. Schwartz have served the Fund since November 2007; and Mr. Kemer has served the Fund since November 2010.

Fifth Third Disciplined Large Cap Value Fund

Effective July 21, 2011, the fifth paragraph in the section entitled “Fifth Third Disciplined Large Cap Value Fund-Summary-Principal Investment Strategies” on page 28 of the Prospectus was deleted.

Fifth Third Strategic Income Fund

Effective July 21, 2011, the following paragraph was added under the Average Annual Total Return Table in the section entitled “Fifth Third Strategic Income Fund-Summary-Performance” on page 46 of the Prospectus:

For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

Fifth Third High Yield Bond Fund

Effective July 21, 2011, Shareholders were advised that J. Kevin Seagraves is no longer a portfolio manager for the Fund. All references to Mr. Seagraves contained in Prospectus were deleted.

Effective July 21, 2011, the following paragraph was added in the section entitled “Fifth Third High Yield Bond Fund-Summary-Portfolio Managers” on page 69 of the Prospectus:

Timothy J. Jossart, CFA, Assistant Vice President, Assistant Portfolio Manager & Senior Credit Analyst, High Yield, Assistant Portfolio Manager of the Fund since March 2011.

The last paragraph in the section entitled “Fifth Third High Yield Bond Fund-Summary-Portfolio Managers” on page 69 of the Prospectus is hereby deleted and replaced with the following:

The Fifth Third High Yield Bond Fund is managed by a team of investment professionals. Brendan White, CFA and Timothy J. Jossart, CFA, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. White and Jossart are assisted in managing the Fund by Mitch Stapley, CFA. Messrs. White and Stapley have each served the Fund since November 2005 and Mr. Jossart has served the Fund since March 2011.

Effective July 21, 2011, the section entitled “Fund Management-Portfolio Managers-High Yield Bond Fund” on page 104 of the Prospectus was deleted and replaced with the following:

The Fifth Third High Yield Bond Fund is managed by a team of investment professionals. Brendan White and Timothy J. Jossart are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. White and Jossart are assisted in managing the Fund by Mitch Stapley. Messrs. White and Stapley have each served the Fund since November 2005 and Mr. Jossart has served the Fund since March 2011.

Effective July 21, 2011, the section entitled “Fund Management-Portfolio Managers-Fort Washington Advisors, Inc.” on page 109 of the Prospectus was supplemented with the following:

Timothy J. Jossart is a Chartered Financial Analyst and is currently an Assistant Vice President, Assistant Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities at Fort Washington. Mr. Jossart joined Fort Washington in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington, Mr. Jossart worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Mr. Jossart earned a BBA in Finance from the University of Wisconsin-Madison.

Biographies of Portfolio Managers

Effective March 24, 2011, the biographies for Joseph W. Kremer and Teri A. Bielawski under the heading “Fund Management-Portfolio Managers-Biographies of Portfolio Managers” beginning on page 106 of the Prospectus were deleted in their entirety.

Addition of Fifth Third Strategic Income Fund as underlying fund for Fifth Third LifeModel Aggressive Fund, Fifth Third LifeModel Moderately Aggressive Fund, Fifth Third LifeModel Moderate Fund, Fifth Third LifeModel Moderately Conservative Fund, Fifth Third LifeModel Conservative Fund

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Aggressive Fund-Summary-Principal Investment Strategies” on page 48 of the Prospectus was amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Aggressive Fund-Summary-Principal Investment Strategies” on page 48 of the Prospectus was deleted in its entirety and replaced with the following:

LifeModel Aggressive Target Neutral Style Class Index Blend
Small Cap Growth Index	4.5%
Small Cap Value Index	4.5%
International Index.	18.0%
Mid Cap Growth Index	9.0%
Mid Cap Value Index	9.0%
Large Cap Growth Index	15.5%
Large Cap Value Index	15.5%
Large Cap Core Index	14.0%
Specialty Index	2.0%
High Yield Bond Index	1.0%
Total Return Bond Index	5.0%
Short Term Bond Index	2.0%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Aggressive Fund-Summary-Principal Investment Strategies” on page 52 of the Prospectus was amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderately Aggressive Fund-Summary-Principal Investment Strategies” on page 52 of the Prospectus was deleted in its entirety and replaced with the following:

LifeModel Moderately Aggressive Target Neutral Style Class Index Blend
Small Cap Growth Index	3.5%
Small Cap Value Index	3.5%
International Index.	14.0%
Mid Cap Growth Index	7.0%
Mid Cap Value Index	7.0%
Large Cap Growth Index	12.0%
Large Cap Value Index	12.0%
Large Cap Core Index	11.0%
Specialty Index	3.0%
High Yield Bond Index	1.5%
Total Return Bond Index	18.0%
Short Term Bond Index	7.5%

Effective March 24, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Moderate Fund-Summary-Principal Investment Strategies” on page 56 of the Prospectus was amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderate Fund-Summary-Principal Investment Strategies” on page 56 of the Prospectus was deleted in its entirety and replaced with the following:

LifeModel Moderate Target Neutral Style Class Index Blend
Small Cap Growth Index	2.5%
Small Cap Value Index	2.5%
International Index.	10.0%
Mid Cap Growth Index	5.0%
Mid Cap Value Index	5.0%
Large Cap Growth Index	8.5%
Large Cap Value Index	8.5%
Large Cap Core Index	8.0%
Specialty Index	5.0%
High Yield Bond Index	2.5%
Total Return Bond Index	30.0%
Short Term Bond Index	12.5%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Conservative Fund-Summary-Principal Investment Strategies” on page 60 of the Prospectus was amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Moderately Conservative Fund-Summary-Principal Investment Strategies” on page 60 of the Prospectus was deleted in its entirety and replaced with the following:

LifeModel Moderately Conservative Target Neutral Style Class Index Blend
Small Cap Growth Index	2.0%
Small Cap Value Index	2.0%
International Index.	8.0%
Mid Cap Growth Index	4.0%
Mid Cap Value Index	4.0%
Large Cap Growth Index	7.0%
Large Cap Value Index	7.0%
Large Cap Core Index	6.0%
Specialty Index	5.0%
High Yield Bond Index	3.0%
Total Return Bond Index	37.0%
Short Term Bond Index	15.0%

Effective March 29, 2011, the table in the third paragraph under the heading “Fifth Third LifeModel Conservative Fund-Summary-Principal Investment Strategies” on page 64 of the Prospectus was amended to include the following:

Fund Name	Percentage of Fund Holdings
Strategic Income Fund	0-20%

Effective March 29, 2011, the table following the sixth paragraph under the heading “Fifth Third LifeModel Conservative Fund-Summary-Principal Investment Strategies” on page 64 of the Prospectus was deleted in its entirety and replaced with the following:

LifeModel Conservative Target Neutral Style Class Index Blend
Small Cap Growth Index	1.0%
Small Cap Value Index	1.0%
International Index.	4.0%
Mid Cap Growth Index	2.0%
Mid Cap Value Index	2.0%
Large Cap Growth Index	3.5%
Large Cap Value Index	3.5%
Large Cap Core Index	3.0%
Specialty Index	5.0%
High Yield Bond Index	3.0%
Total Return Bond Index	52.0%
Short Term Bond Index	20.0%

Applicable Sales Charges

Effective December 15, 2010, the table under the heading “Shareholder Information-Applicable Sales Charges-Front-End Sales Charges-Class A Shares” on page 117 of the Prospectus was deleted in its entirety and replaced with the following:

	Equity Funds Asset Allocation Funds			Short Term Bond Fund			High Yield Bond Fund Total Return Bond Fund

	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Dealer Reallowance

Less than $50,000	5.00%	5.26%	4.50%	3.00%	3.63%	2.60%	4.75%	4.99%	4.25%

$50,000 but less than $100,000	4.50%	4.71%	4.00%	2.50%	3.09%	2.10%	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	3.00%	2.00%	2.56%	1.70%	3.50%	3.63%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.10%	1.50%	2.04%	1.25%	2.50%	2.56%	2.10%

$500,000 or more	—	—	—	0.00%	0.00%	— [2]	—	—	—

$500,000 but less than $1,000,000	2.00%	2.04%	1.70%	—	—	—	2.00%	2.04%	1.70%

$1,000,000 or more[1]	0.00%	0.00%	— [2]	—	—	—	0.00%	0.00%	— [2]

1If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

2With respect to dealer reallowance amounts applicable to purchases of $1,000,000 ($500,000 or more of Class A shares for Short Term Bond Fund) or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, “Payments to Dealers.” Please refer to the statement of additional information for the specific details.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PROS1003

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

FIFTH THIRD FUNDS

Supplement Dated October 3, 2011 to the
Combined Statement of Additional Information dated November 26, 2010

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund

Effective immediately, the table under the section entitled “Portfolio Manager Information-Number of Other Accounts Managed and Assets by Account Type” beginning on page 55 of the Statement of Additional Information is supplemented with the following:

Michael Barr*	Number: 0 Assets: None	Number: 0 Assets: None	Number: 0 Assets: None

*Information as of September 30, 2011

Effective immediately, the section entitled “Portfolio Manager Information-Securities Ownership” beginning on page 59 of the Statement of Additional Information is supplemented with the following:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
Michael Barr	Micro Cap Value Fund Small Cap Value Fund All Cap Value Fund	None None None

Effective immediately, all references to Peter Klein with respect to the Micro Cap Value Fund and Small Cap Value Fund are hereby deleted.

Effective July 21, 2011, shareholders were advised that J. Kevin Seagraves is no longer a portfolio manager for the Fund. All references to Mr. Seagraves contained in the Statement of Additional Information were deleted.

Effective July 21, 2011 the section entitled “Portfolio Management Information-Securities Ownership” beginning on page 59 of the Statement of Additional Information was supplemented with the following:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
Timothy J. Jossart	High Yield Bond Fund	None

Effective March 24, 2011, all references to Joseph W. Kremer and Teri A. Bielawski under the heading “Portfolio Manager Information” beginning on page 55 of the Statement of Additional Information were deleted in their entirety.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

FTF-SAIS1003